Equity - Impact of share split (Details) - shares				3 Months Ended	12 Months Ended
	Aug. 14, 2020	Jul. 27, 2020	Feb. 18, 2020	Oct. 31, 2020	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Common shares issued and outstanding beginning					96,693,265
Share option exercises				3,195,276	3,195,276
Common shares issued and outstanding ending					180,460,565
Share transaction
Disclosure of classes of share capital [line items]
Common shares issued and outstanding beginning					96,693,265
Genmab Investment | Share transaction
Disclosure of classes of share capital [line items]
Capital Investment			2,175,157
2020 Private Investment | Share transaction
Disclosure of classes of share capital [line items]
Capital Investment		55,688,535
Initial Public Offering and Private Placement
Disclosure of classes of share capital [line items]
Capital Investment	22,708,332